Note 13 - Investment in Subsidiaries - Subsidiaries (Details)	3 Months Ended
	Jun. 30, 2019
VivoPower PTY Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
VivoPower International Services Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower WA Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
VivoPower USA LLC [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
VVP Project 1 Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
VivoRex LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
Amaroo Solar Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
VivoPower US-NC-31, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
SC Tco Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
VivoPower US-NC-47, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
SC Hco Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
VivoPower (USA) Development, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
SC Fco Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	50.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
SC Oco Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
VVPR-ITP Top Co Pty Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	50.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
VVPR-ITP Project Co Pty Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	20.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Aevitas O Holdings Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Aevitas Group Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	99.90%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Aevitas Holdings Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Electrical Engineering Group Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
JA Martin Electrical Limite [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
Kenshaw Electrical Pty Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060
VivoPower Singapore Pte Limited [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Registered address	36, UOB Plaza 1, 80 Raffles Pl, Singapore 048624
VivoPower Philippines Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	64.00%
Registered address	Unit 10A, Net Lima Building, 5th Avenue cor. 26th
VivoPower RE Solutions Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	64.00%
Registered address	Street, E-Square Zone, Crescent Park West,
V.V.P. Holdings Inc. [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	40.00%	[1]
Registered address	Bonifacio Global City, Taguig, Metro Manila	[1]

[1]	V.V.P. Holdings Inc. is controlled of VivoPower Singapore Pte Limited notwithstanding only owning 40% of the ordinary share capital.